Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on on dividends distributed	10.00%	10.00%	10.00%
Description Of Withholding Tax Rate	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).
Percentage of income tax research and development super deduction	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%
Research and development expense		¥ 22,193	$ 3,483	¥ 30,112		¥ 85,810
Research and development super-deduction		¥ (4,161)	$ (653)	(5,646)		(13,919)
Period of PRC tax authority	5 years	5 years	5 years
Net operating losses		¥ 616,377					$ 96,723
Unrecognized tax position		618,911		434,439		¥ 215,531	$ 97,121	$ 68,173	¥ 0
Interest expense or penalty related to unrecognized tax benefit		¥ 215,531	$ 33,822	¥ 215,531	$ 33,822
Hong Kong | Tax rate on assessable profits up to HK$2.0 million
Income Tax Disclosure [Line Items]
PRC statutory income tax rate	8.25%	8.25%	8.25%
Assessable profits	$ 2.0
Hong Kong | Tax rate on assessable profits over HK$2.0 million
Income Tax Disclosure [Line Items]
PRC statutory income tax rate	16.50%	16.50%	16.50%
Assessable profits	$ 2.0
Hangzhou Yaohong Technology Co., Ltd.
Income Tax Disclosure [Line Items]
PRC statutory income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%